Summary of Significant Accounting Policies - Acquisition and Integration costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Acquisition and Integration Costs	$ 15,661	$ 0	$ 12,764	$ 0	$ 13,293